UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563
                                                      --------

                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--10.2%
--------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.53%, 11/25/35 1                        $        4,240,000    $        4,244,155
--------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 5.41%, 4/20/08 1                                                                  2,750,000             2,752,756
--------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations, Series
2006-R1, Cl. A2B, 5.49%, 3/25/36 1                                                        9,000,000             9,008,813
--------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.83%, 5/25/34 1                                                 14,476,000            14,527,649
--------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W1, Asset-Backed Pass-Through Certificates,
Series 2006-W1, Cl. A2B, 5.51%, 3/25/36 1                                                 9,860,000             9,871,559
--------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                        10,070,000             9,961,133
--------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                               2,950,000             2,940,227
--------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.55%, 5/25/36 1                                                3,328,271             3,332,037
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                               1,950,000             1,943,024
--------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-6, Asset-Backed Certificates,
Series 2005-6, Cl. 2A2, 5.58%, 12/25/35 1                                                15,997,836            16,021,638
--------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 1                                                3,940,000             3,942,758
--------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.56%, 11/25/35 1                                              12,626,000            12,638,512
--------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 1                                                5,695,000             5,698,640
--------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 5.40%, 5/15/36 1                                                2,866,491             2,868,485
--------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 1                                                 2,890,000             2,891,848
--------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates:
Series 2005-3, Cl. A1, 5.61%, 1/20/35 1                                                   4,067,939             4,074,532
Series 2006-4, Cl. A2V, 5.46%, 3/20/36 1,2                                                1,435,000             1,435,000
--------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                  4,260,768             4,227,802
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                 4,862,869             4,852,225
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                  3,900,925             3,884,623
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Home Equity Asset-Backed Securities,
Series 2006-WMC1, Cl. A2B, 5.49%, 1/25/37 1                                               4,930,000             4,933,651
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series
2005-WMC6, Cl. A2B, 5.61%, 7/25/35 1                                                      3,550,000             3,556,831
--------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl.
2A2, 5.45%, 7/1/36 1                                                                      9,487,000             9,494,398
--------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1                                     582,780               580,789
--------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                     3,047,000             3,038,736
--------------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.43%, 7/25/36 1                                        $        3,002,460    $        3,004,583
--------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed
Obligations, Series 2006-BC1, Cl. A2B, 5.50%, 12/25/36 1                                 15,840,000            15,857,438
--------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-1, Cl. A2, 5.48%, 1/25/36 1                                                   9,860,000             9,871,288
Series 2006-2, Cl. A1, 5.41%, 4/25/36 1                                                   2,967,082             2,969,132
--------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                    238,531               237,042
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                  6,059,784             6,045,027
--------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.59%, 7/25/36 1                        5,630,000             5,633,596
                                                                                                       -------------------
Total Asset-Backed Securities (Cost $186,570,865)                                                             186,339,927

--------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--69.6%
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--61.3%
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--59.8%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9, Cl. 2A2,
7%, 2/25/44                                                                              13,092,554            13,499,650
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                               682,950               659,677
5%, 8/1/33                                                                               21,479,093            20,768,137
6%, 5/1/18-10/1/29                                                                       39,120,834            39,678,173
6.50%, 4/1/18-12/1/30                                                                    19,620,887            20,106,501
7%, 8/1/16-4/1/32                                                                         4,440,343             4,568,799
7.50%, 2/1/32-4/1/36                                                                     18,282,624            19,088,925
8%, 4/1/16                                                                                3,142,591             3,324,915
8.50%, 3/1/31                                                                               654,552               702,221
9%, 8/1/22-5/1/25                                                                           857,544               918,613
9.25%, 11/1/08                                                                                2,391                 2,391
10%, 12/25/10-8/1/21                                                                        298,058               316,172
11%, 11/1/20                                                                                207,342               232,652
11.50%, 2/1/16-11/17/20                                                                     386,203               424,679
11.75%, 1/1/16-4/1/19                                                                        73,058                79,386
12%, 6/1/15                                                                                  61,654                67,172
12.50%, 7/1/19                                                                              162,266               177,865
13%, 8/1/15                                                                                 173,146               190,607
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation
Certificates:
Series 1095, Cl. D, 6.025%, 6/15/21 1                                                        26,055                26,035
Series 2035, Cl. PC, 6.95%, 3/15/28                                                       3,808,160             3,936,099
Series 2435, Cl. EQ, 6%, 5/15/31                                                          7,908,000             7,961,158
Series 2641, Cl. CE, 3.50%, 9/15/25                                                       4,506,518             4,394,088
Series 2727, Cl. UA, 3.50%, 10/15/22                                                      2,621,442             2,572,346
Series 2736, Cl. DB, 3.30%, 11/15/26                                                     19,604,822            18,974,880
Series 2777, Cl. PJ, 4%, 5/15/24                                                          2,714,231             2,674,994
Series 2934, Cl. NA, 5%, 4/15/24                                                          6,910,016             6,879,798
Series 3138, Cl. PA, 5.50%, 2/15/27                                                      16,594,254            16,643,133
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 1695, Cl. F, 5.716%, 3/15/24 1                                                     6,012,870             6,040,942
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                                  3,323,351             3,300,641


                  2 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2055, Cl. ZM, 6.50%, 5/15/28                                              $        4,223,264    $        4,289,788
Series 2080, Cl. Z, 6.50%, 8/15/28                                                        2,725,577             2,769,620
Series 2084, Cl. ZC, 6.50%, 8/15/28                                                       2,427,105             2,467,086
Series 2132, Cl. FN, 6.249%, 3/15/29 1                                                    4,940,296             5,023,850
Series 2195, Cl. LH, 6.50%, 10/15/29                                                      7,923,898             8,084,847
Series 2220, Cl. PD, 8%, 3/15/30                                                            945,504             1,000,255
Series 2281, Cl. Z, 6.50%, 2/15/31                                                       11,396,572            11,704,508
Series 2319, Cl. BZ, 6.50%, 5/15/31                                                      17,546,202            17,916,485
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                       4,609,473             4,712,107
Series 2387, Cl. PD, 6%, 4/15/30                                                            340,221               340,490
Series 2500, Cl. FD, 5.85%, 3/15/32 1                                                     2,017,274             2,037,791
Series 2526, Cl. FE, 5.75%, 6/15/29 1                                                     2,948,941             2,981,481
Series 2530, Cl. FD, 5.85%, 2/15/32 1                                                     3,932,001             3,943,083
Series 2550, Cl. FI, 5.70%, 11/15/32 1                                                    2,811,177             2,833,403
Series 2551, Cl. FD, 5.75%, 1/15/33 1                                                     2,297,622             2,319,743
Series 2583, Cl. KA, 5.50%, 3/15/22                                                         135,761               135,613
Series 2583, Cl. PA, 5.50%, 3/15/22                                                       1,619,650             1,617,895
Series 3025, Cl. SJ, 5.133%, 8/15/35 1                                                      722,913               726,783
Series 3153, Cl. FJ, 5.73%, 5/15/36 1                                                     3,451,468             3,466,022
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                                                               98,292                98,081
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2464, Cl. FI, 6.32%, 2/15/32 1                                                     2,434,475             2,491,443
Series 2470, Cl. LF, 6.32%, 2/15/32 1                                                     2,490,677             2,559,084
Series 2471, Cl. FD, 6.32%, 3/15/32 1                                                     4,522,198             4,641,638
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 10.146%, 7/1/26 3                                                     5,437,453             1,243,454
Series 192, Cl. IO, 11.873%, 2/1/28 3                                                     1,209,351               267,725
Series 200, Cl. IO, 10.666%, 1/1/29 3                                                     1,432,410               304,599
Series 2003-118, Cl. S, 7.949%, 12/25/33 3                                               16,774,940             2,074,027
Series 2005-87, Cl. SG, 9.386%, 10/25/35 3                                               26,288,083             1,439,023
Series 205, Cl. IO, 8.122%, 9/1/29 3                                                      7,338,591             1,596,534
Series 206, Cl. IO, (9.304)%, 12/1/29 3                                                     351,717                80,575
Series 2074, Cl. S, (0.812)%, 7/17/28 3                                                   1,580,913               160,590
Series 2079, Cl. S, (2.102)%, 7/17/28 3                                                   2,508,630               271,979
Series 218, Cl. IO, 13.867%, 2/1/32 3                                                     2,788,633               611,316
Series 2470, Cl. AS, 8.886%, 3/15/32 3                                                    2,402,013               222,913
Series 2493, Cl. S, 3.251%, 9/15/29 3                                                     1,947,248               162,787
Series 2526, Cl. SE, (0.539)%, 6/15/29 3                                                  4,074,322               203,933
Series 2796, Cl. SD, (0.663)%, 7/15/26 3                                                    777,770                56,353
Series 2819, Cl. S, (2.709)%, 6/15/34 3                                                  33,960,987             2,239,747
Series 2920, Cl. S, (4.226)%, 1/15/35 3                                                  18,279,805               851,901
Series 3000, Cl. SE, (4.716)%, 7/15/25 3                                                 21,816,532               767,719
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 216, Cl. PO, 6.161%, 12/1/31 4                                           4,411,559             3,464,390


                  3 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                            $       44,005,918    $       42,551,325
5%, 2/1/18-3/1/34                                                                       119,188,646           116,669,001
5%, 1/1/22 5                                                                             12,375,000            12,166,172
5.50%, 5/1/24-2/1/35                                                                     71,883,258            71,203,008
5.50%, 1/1/22 5                                                                          12,615,000            12,615,000
5.863%, 1/1/12                                                                            8,980,896             9,220,940
6%, 8/1/22-4/1/33                                                                        58,146,509            58,773,356
6%, 1/1/22 5                                                                             48,306,000            48,985,279
6.50%, 6/1/17-11/1/31                                                                    80,612,565            82,725,346
6.50%, 1/1/37 5                                                                          37,818,000            38,538,887
7%, 7/1/13-2/1/36                                                                        32,685,405            33,680,562
7.50%, 2/1/27-8/1/33                                                                     49,676,139            51,885,678
8%, 6/1/17-1/1/23                                                                            10,018                10,556
8.50%, 7/1/32                                                                               322,136               346,887
9%, 8/1/19                                                                                   29,149                31,487
9.50%, 11/1/21                                                                               18,152                19,648
10.50%, 12/1/14                                                                              88,989                94,787
11%, 11/1/15-7/20/19                                                                      1,177,934             1,299,911
11.25%, 6/1/14-2/15/16                                                                      191,926               213,425
11.50%, 7/15/19                                                                             229,819               252,806
11.75%, 6/1/13                                                                                1,536                 1,667
12%, 1/1/16-8/1/16                                                                          411,361               449,369
12.50%, 8/1/15-12/1/15                                                                      148,569               164,307
13%, 8/15/15-8/1/26                                                                         364,886               404,945
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2001-T6,
Cl. B, 6.088%, 5/25/11                                                                   10,125,000            10,534,665
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO Interest-Only Stripped
Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 5.612%, 7/25/41 3                            7,298,567               162,534
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                         117,931               124,901
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                       102,793               110,070
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                          381,321               384,773
Trust 1992-34, Cl. G, 8%, 3/25/22                                                           152,751               154,633
Trust 1997-16, Cl. PD, 7%, 3/18/27                                                        5,844,394             6,081,766
Trust 2001-42, Cl. QF, 6.33%, 9/25/31 1                                                  11,086,203            11,340,664
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1                                                  4,781,666             4,884,838
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                        1,433,905             1,434,200
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                          297,670               298,225
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          200,003               199,538
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                                                    2,637,097             2,715,212
Trust 2002-52, Cl. FD, 5.85%, 9/25/32 1                                                   2,648,414             2,660,099
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                       10,499,000            10,591,404
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                                                     812,707               831,074
Trust 2002-74, Cl. KF, 5.70%, 3/25/17 1                                                   2,341,494             2,348,639
Trust 2002-77, Cl. WF, 5.75%, 12/18/32 1                                                  3,375,199             3,400,826
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                         7,629,175             7,732,953
Trust 2003-116, Cl. FA, 5.75%, 11/25/33 1                                                 1,718,904             1,729,874
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                     3,676,000             3,591,693
Trust 2003-21, Cl. FK, 5.75%, 3/25/33 1                                                     286,650               288,994


                  4 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2003-81, Cl. PW, 4%, 3/25/25                                               $        5,519,598    $        5,421,843
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                        7,308,321             7,156,665
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                        6,732,216             6,617,324
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                       8,529,000             8,319,284
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                    10,733,773            10,619,015
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                   4,975,000             4,792,913
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                   5,304,788             5,143,653
Trust 2005-85, Cl. FA, 5.70%, 10/25/35 1                                                 11,339,098            11,327,702
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                     1,175,050             1,169,822
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                   14,399,382            14,435,611
Trust 2006-46, Cl. SW, 4.583%, 6/25/36 1                                                  2,683,650             2,611,105
Trust 2006-50, Cl. KS, 4.583%, 6/25/36 1                                                  2,935,866             2,838,420
Trust 2006-50, Cl. SA, 4.583%, 6/25/36 1                                                  6,546,583             6,332,416
Trust 2006-50, Cl. SK, 4.583%, 6/25/36 1                                                  5,556,673             5,370,155
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-52, Cl. SL, (0.491)%, 9/25/32 3                                                2,165,824               204,739
Trust 2002-53, Cl. SK, (1.682)%, 4/25/32 3                                                1,798,993               153,919
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 0.302%, 12/18/31 3                                                 3,709,400               342,662
Trust 2001-68, Cl. SC, (0.081)%, 11/25/31 3                                               3,393,311               319,315
Trust 2001-81, Cl. S, (0.047)%, 1/25/32 3                                                 2,587,230               242,958
Trust 2002-28, Cl. SA, (0.78)%, 4/25/32 3                                                 2,074,095               181,632
Trust 2002-38, Cl. IO, (4.343)%, 4/25/32 3                                                2,873,359               157,393
Trust 2002-39, Cl. SD, (2.46)%, 3/18/32 3                                                 3,083,213               248,276
Trust 2002-48, Cl. S, (0.41)%, 7/25/32 3                                                  3,454,951               319,567
Trust 2002-52, Cl. SD, (2.64)%, 9/25/32 3                                                 2,648,414               215,434
Trust 2002-56, Cl. SN, 0.532%, 7/25/32 3                                                  4,692,410               443,879
Trust 2002-77, Cl. IS, 0.581%, 12/18/32 3                                                 4,112,804               349,468
Trust 2002-77, Cl. SH, 0.153%, 12/18/32 3                                                 3,099,683               286,002
Trust 2002-9, Cl. MS, (0.484)%, 3/25/32 3                                                 3,830,660               369,104
Trust 2003-33, Cl. SP, 9.233%, 5/25/33 3                                                  9,159,309             1,147,223
Trust 2003-4, Cl. S, 6.753%, 2/25/33 3                                                    5,561,305               584,065
Trust 2005-40, Cl. SA, (3.22)%, 5/25/35 3                                                10,503,469               514,062
Trust 2005-63, Cl. SA, 0.368%, 10/25/31 3                                                12,272,394               623,780
Trust 2005-63, Cl. X, 49.433%, 10/25/31 3                                                   145,278                 4,119
Trust 2005-71, Cl. SA, 3.302%, 8/25/25 3                                                 13,707,716               797,431
Trust 2005-83, Cl. SL, 7.334%, 10/25/35 3                                                14,084,940               752,263
Trust 2006-119, Cl. MS, 8.197%, 12/25/36 3                                               13,511,738               743,650
Trust 2006-33, Cl. SP, 11.645%, 5/25/36 3                                                13,357,521             1,165,695
Trust 221, Cl. 2, 10.629%, 5/1/23 3                                                       2,662,673               606,222
Trust 240, Cl. 2, 17.732%, 9/1/23 3                                                       4,630,263             1,038,791
Trust 254, Cl. 2, 3.621%, 1/1/24 3                                                        3,193,140               752,955
Trust 294, Cl. 2, 8.063%, 2/1/28 3                                                        4,520,512             1,011,695
Trust 301, Cl. 2, 3.893%, 4/1/29 3                                                        3,829,736               817,570


                  5 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 321, Cl. 2, 9.734%, 4/1/32 3                                               $        9,753,741    $        2,242,735
Trust 324, Cl. 2, 4.464%, 7/1/32 3                                                       13,579,048             3,021,329
Trust 329, Cl. 2, 8.363%, 1/1/33 3                                                        2,093,251               486,049
Trust 331, Cl. 10, 8.184%, 2/1/33 3                                                       5,719,050             1,319,237
Trust 340, Cl. 2, 7.032%, 9/1/33 3                                                        2,560,921               617,620
Trust 342, Cl. 2, 9.01%, 9/1/33 3                                                         8,428,645             1,915,267
Trust 344, Cl. 2, 7.123%, 12/1/33 3                                                       9,191,821             2,084,410
Trust 346, Cl. 2, 11.437%, 12/1/33 3                                                     13,250,706             3,061,751
Trust 362, Cl. 12, 5.437%, 8/1/35 3                                                      15,654,269             3,304,946
Trust 362, Cl. 13, 5.442%, 8/1/35 3                                                       8,758,627             1,853,388
Trust 364, Cl. 15, 8.616%, 9/1/35 3                                                       6,192,807             1,319,906
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 327, Cl. 1, 7.186%, 9/1/32 4                                                        1,976,016             1,555,361
Trust 340, Cl. 1, 5.532%, 9/1/33 4                                                        2,560,921             1,871,535
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security, Trust G, Cl.
2, 11.50%, 3/1/09                                                                            72,746                75,555
                                                                                                       -------------------
                                                                                                            1,087,576,120
--------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.5%
Government National Mortgage Assn.:
6.50%, 1/15/24                                                                              327,386               336,669
7%, 1/15/09-1/20/30                                                                       2,590,134             2,676,638
7.50%, 1/15/28-8/15/28                                                                    1,077,626             1,125,978
8%, 9/15/07-9/15/28                                                                         188,338               199,545
8.50%, 8/15/17-9/15/21                                                                    1,291,243             1,376,990
9.50%, 9/15/17                                                                                4,589                 4,990
10.50%, 2/15/16-7/15/21                                                                     174,814               195,233
11%, 10/20/19                                                                               261,927               288,263
11.50%, 4/15/13-7/15/19                                                                      58,418                64,389
13%, 2/15/11-9/15/14                                                                          7,806                 8,712
--------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1999-32, Cl. ZB, 8%, 9/16/29                   15,793,871            17,022,410
--------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-19, Cl. SB, (1.815)%, 7/16/28 3                                               4,998,813               530,595
Series 1998-6, Cl. SA, (0.581)%, 3/16/28 3                                                3,124,160               306,218
Series 2001-21, Cl. SB, (5.039)%, 1/16/27 3                                               5,580,325               376,522
Series 2006-47, Cl. SA, 14.403%, 8/16/36 3                                               34,340,051             1,776,421
                                                                                                       -------------------
                                                                                                               26,289,573
--------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--8.3%
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--6.8%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                      9,170,000             8,962,163
--------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1                                                   560,962               560,021
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                    6,582,026             6,641,679


                  6 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                         $        6,655,905    $        6,643,789
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                   2,816,216             2,817,008
--------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                   6,670,000             6,549,567
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                   5,240,000             5,181,419
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                     2,058,586             2,066,482
--------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                  6,190,000             6,029,874
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                  5,760,000             5,743,118
--------------------------------------------------------------------------------------------------------------------------
HSI Asset Securitization Corp. Trust, CMO Pass-Through Certificates, Series
2006-OPT1, Cl. 2A2, 5.49%, 12/25/35 1                                                     4,930,000             4,935,349
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                 2,240,000             2,194,590
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                 7,550,000             7,440,194
--------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                   6,340,000             6,282,853
--------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                   3,598,156             3,569,632
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                      8,696,231             8,657,962
--------------------------------------------------------------------------------------------------------------------------
RALI, Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                   10,472,659            10,463,337
--------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                      11,684,936            11,666,816
--------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 7.458%, 10/15/29 3                                                53,868,845               519,199
Series 2001-3, Cl. IO, 3.755%, 5/15/31 2,3                                               25,351,609               237,671
--------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg. Obligations,
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                 10,760,000            10,619,253
--------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Asset-Backed
Securities, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                     2,115,000             2,113,287
--------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust, Series
2005-AR5, Cl. A1, 4.673%, 5/25/35 1                                                       3,492,519             3,485,254
                                                                                                       -------------------
                                                                                                              123,380,517
--------------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2002-2, Cl. IO, 15.984%, 1/15/32 3                                                65,323,263               617,625
Series 2003-1, Cl. IO, 5.68%, 11/15/32 3                                                128,616,850             2,024,802
Series 2002-3, Cl. IO, 12.247%, 8/15/32 3                                                 3,997,466                82,455
--------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust, Series
2005-AR8, Cl. 2AB1, 5.60%, 7/25/45 1                                                      1,174,872             1,177,917
                                                                                                       -------------------
                                                                                                                3,902,799
--------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.3%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                  13,049,395            13,192,129


                  7 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                          $       11,290,146    $       11,482,718
                                                                                                       -------------------
                                                                                                               24,674,847
                                                                                                       -------------------
Total Mortgage-Backed Obligations (Cost $1,271,336,702)                                                     1,265,823,856

--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--23.7% Fannie Mae Unsec. Nts.:
3.579%, 1/31/07 6                                                                        36,630,000            36,474,579
3.69%, 10/5/07 6                                                                         30,815,000            29,609,302
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 2/15/07                                                                          52,000,000            51,904,892
4.125%, 7/12/10                                                                           8,690,000             8,475,296
5%, 9/16/08                                                                             118,740,000           118,675,287
5.25%, 7/18/11                                                                           13,770,000            13,948,762
6.625%, 9/15/09                                                                          16,820,000            17,528,812
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.625%, 1/15/08 7                                                                        57,000,000            56,676,810
4.75%, 12/15/10                                                                           8,240,000             8,194,631
5%, 10/15/11                                                                             49,030,000            49,190,377
6%, 5/15/11                                                                              15,970,000            16,644,413
6%, 5/15/08 8                                                                            15,060,000            15,236,127
7.25%, 1/15/10                                                                            8,280,000             8,815,036
                                                                                                       -------------------
Total U.S. Government Obligations (Cost $433,076,128)                                                         431,374,324

--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.0%
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 41.29% in joint repurchase agreement (Principal
Amount/Value $86,772,000, with a maturity value of $86,834,669) with UBS
Warburg LLC, 5.20%, dated 12/29/06, to be repurchased at $35,853,876 on
1/3/07, collateralized by Federal National Mortgage Assn., 6%, 6/1/36,
with a value of $88,622,484 (Cost $35,828,000)                                           35,828,000            35,828,000
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $1,926,811,695)                                                    1,919,366,107
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.4% 9
--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
Undivided interest of 0.60% in joint repurchase agreement (Principal
Amount/Value $4,100,000,000, with a maturity value of $4,102,437,222) with
Nomura Securities, 5.35%, dated 12/29/06, to be repurchased at $24,637,343 on
1/2/07, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-5/1/46,
with a value of $4,182,000,000 (Cost $24,622,706)                                        24,622,706            24,622,706
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,951,434,401)                                             106.9%        1,943,988,813
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (6.9)         (126,059,232)

                                                                                 -----------------------------------------
NET ASSETS                                                                                    100.0%   $    1,817,929,581
                                                                                 =========================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $1,672,671, which represents 0.09% of the Fund's net assets. See accompanying Notes.


                  8 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $54,809,724 or 3.01% of the Fund's net assets as of December 31, 2006.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $6,891,286 or 0.38% of the Fund's net assets as of December 31, 2006.

5. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Partial or fully-loaned security. See accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,529,250. See accompanying Notes.

9. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased $112,655,046 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                  9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                UNREALIZED
                               EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                DATES   CONTRACTS   DECEMBER 31, 2006   (DEPRECIATION)
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                   3/21/07         807   $      89,930,063   $  (1,408,242)
U.S. Treasury Nts., 2 yr.         3/30/07       1,159         236,472,219        (888,012)
                                                                            ---------------
                                                                               (2,296,254)
                                                                            ---------------



                  10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

CONTRACTS TO SELL
U.S. Treasury Nts., 5 yr.         3/30/07         564          59,255,250         340,913
U.S. Treasury Nts., 10 yr.        3/21/07       2,524         271,251,125       3,831,873
                                                                            ---------------
                                                                                4,172,786
                                                                            ---------------
                                                                            $   1,876,532
                                                                            ===============

ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2006, the Fund had on loan securities valued at $24,306,348, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $24,622,706 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  1,951,764,434
Federal tax cost of other investments               (5,980,626)
                                              ------------------
Total federal tax cost                        $  1,945,783,808
                                              ==================

Gross unrealized appreciation                 $     13,128,758
Gross unrealized depreciation                      (19,027,846)
                                              ------------------
Net unrealized depreciation                   $     (5,899,088)
                                              ==================


                  11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007